FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Ridge Investments, LLC
Address:  10 South LaSalle Street, Suite 1050
          Chicago, Illinois  60603

Form 13F File No:   28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Alan E. Molotsky
Title:         Executive Vice President
Phone:         (312) 857-1040
Signature, Place, and Date of Signing:



/s/ Alan E. Molotsky      Chicago, IL     5-10-04
---------------------    -------------   ----------
     (Signature)          (City/State)     (Date)

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None
                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   86

Form 13F Information Table Value Total:          $ 1,390,746
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.                          NONE


                           OAK RIDGE INVESTMENTS, LLC
                                    FORM 13F
                                 March 31, 2004

                                                                         Investment
                                                                         Discretion      Voting Authority
                                   Title                                ------------     -----------------
                                     of           Value                         Other
             Security              Class  Cusip  (x 1,000) Quantity Sole Shared Managers Sole  Shared None
--------------------------------   ------ ------ --------- -------- ---- ------ -------- ----  ------ ----
                                      s
02MICRO INTL.                        com G6797E106  13,160   768,687  X                 768,687
ACCREDO HEALTH                       com 00437V104  25,048   657,424  X                 657,424
AFFILIATED COMPUTER SVCS.            com 008190100   6,410   123,511  X                 123,511
AFLAC INCORPORATED                   com 001055102   4,965   123,693  X                 123,693
AIRGAS                               com 009363102  19,506   915,758  X                 915,758
ALCON                                com H01301102   7,062   111,562  X                 111,562
ALLIANCE DATA SYS.                   com 018581108  28,895   861,247  X                 861,247
ALLIANCE GAMING                      com 01859P609  34,254 1,066,107  X               1,066,107
ALTIRIS INC.                         com 02148M100     215     7,700  X                   7,700
AMERICAN EXPRESS                     com 025816109   4,868    93,880  X                  93,880
AMERICAN INTL GRP.                   com 026874107   5,248    73,547  X                  73,547
AMGEN INC.                           com 031162100   3,029    52,085  X                  52,085
AMSURG                               com 03232P405  20,686   910,894  X                 910,894
APACHE CORP.                         com 037411105   8,822   204,351  X                 204,351
AVOCENT CORP.                        com 053893103  29,133   790,798  X                 790,798
BENCHMARK ELEC.                      com 08160H101  17,148   544,740  X                 544,740
BEST BUY CO.                         com 086516101   4,928    95,286  X                  95,286
CACI INTL INC.                       com 127190304  20,912   486,335  X                 486,335
CAREER EDUCATION CO.                 com 141665109  24,588   434,802  X                 434,802
CAREMARK RX INC.                     com 141705103     950    28,569  X                  28,569
CHEROKEE INTERNATIONAL CORPORATION   com 164450108  10,831   752,121  X                 752,121
CHURCH & DWIGHT                      com 171340102  23,607   545,065  X                 545,065
CITIGROUP                            com 172967101   8,306   160,660  X                 160,660
COGNIZANT TECH SOL                   com 192446102  31,961   706,315  X                 706,315
COOPER COS.                          com 216648402     499     9,240  X                   9,240
CREE, INC.                           com 225447101  18,415   828,401  X                 828,401
DADE BEHRING HLDGS.                  com 23342J206  27,052   608,181  X                 608,181
DANAHER CORP.                        com 235851102   7,420    79,472  X                  79,472
DELL INC.                            com 24702R101   7,094   210,993  X                 210,993
DIRECT GENERAL CORPORTAION           com 25456W204  10,722   296,185  X                 296,185
DORAL FINACIAL                       com 25811P100  59,216 1,682,269  X               1,682,269
EAST WEST BANCORP INC.               com 27579R104  17,693   315,953  X                 315,953
EBAY INC.                            com 278642103   6,399    92,363  X                  92,363
ENGINEERED SUPPORT SYS.              com 292866100  11,905   243,915  X                 243,915
EVERGREEN RESOURCES                  com 299900308  23,603   687,131  X                 687,131
FEDEX CORP.                          com 31428X106   6,645    88,413  X                  88,413
FIRST DATA CORP.                     com 319963104   5,248   124,471  X                 124,471
FISHER SCIENTIFIC INTL.              com 338032204  33,392   606,680  X                 606,680
FREDS INC.                           com 356108100  17,888   738,566  X                 738,566
GENENTECH                            com 368710406   8,298    78,417  X                  78,417
GENERAL ELEC CO.                     com 369604103   4,966   162,698  X                 162,698
GENZYME                              com 372917104   4,948   105,775  X                 105,775
GLOBAL PAYMENT INC.                  com 37940X102  26,276   582,884  X                 582,884
HCC INS HLDGS.                       com 404132102  33,615 1,039,731  X               1,039,731
HOT TOPIC INC.                       com 441339108  25,438   961,735  X                 961,735
INTERACTIVE CORP.                    com 45840Q101   4,643   146,778  X                 146,778
INTL BUSINESS MACHINES               com 459200101   4,343    47,287  X                  47,287
INTL GAME TECH.                      com 459902102  12,989   288,898  X                 288,898
JABIL CIRCUIT INC.                   com 466313103   6,188   210,259  X                 210,259
KNIGHT TRANSPORTATION                com 499064103  19,872   832,160  X                 832,160
KRONOS INC.                          com 501052104  18,828   578,795  X                 578,795
KV PHARMACEUTICAL                    com 482740206  18,356   747,399  X                 747,399
LEGG MASON INC.                      com 524901105  39,359   424,218  X                 424,218
LOWES COMPANIES INC.                 com 548661107   5,255    93,629  X                  93,629
MERRILL LYNCH                        com 590188108   5,378    90,291  X                  90,291
MICROSOFT CORP.                      com 594918104   7,120   285,584  X                 285,584
NEW YORK COM BANCORP                 com 649445103  59,105 1,724,171  X               1,724,171
OMNICARE INC.                        com 681904108  39,816   898,169  X                 898,169
O'REILLY AUTOMOTIVE                  com 686091109  26,703   666,902  X                 666,902
PFIZER INC.                          com 717081103   5,826   166,230  X                 166,230
POPULAR INC.                         com 733174106   6,309   146,379  X                 146,379
PORTFOLIO RECOVERY ASSOC.            com 73640q105  14,892   552,800  X                 552,800
PROCTER & GAMBLE                     com 742718109  10,142    96,705  X                  96,705
QUALCOMM INC.                        com 747525103   7,225   108,987  X                 108,987
REMINGTON OIL & GAS                  com 759594302  20,176 1,021,583  X               1,021,583
ROSS STORES                          com 778296103   8,889   290,212  X                 290,212
SCANSOURCE                           com 806037107  19,216   400,922  X                 400,922
SLM CORP.                            com 78442P106   5,559   132,826  X                 132,826
SPARTECH CORP.                       com 847220209  26,346 1,058,088  X               1,058,088
SRA INTL INC. CL A                   com 78464R105  21,078   570,589  X                 570,589
STAPLES INC.                         com 855030102   5,831   230,301  X                 230,301
STERICYCLE INC.                      com 858912108  27,066   564,355  X                 564,355
SYSCO CORP.                          com 871829107   6,872   175,980  X                 175,980
TARO PHARMACEUTICAL                  com M8737E108  36,615   631,407  X                 631,407
TECHNE CORP.                         com 878377100  26,447   648,360  X                 648,360
TEXAS INSTRUMENTS                    com 882508104   6,286   215,114  X                 215,114
UNITED NATURAL FOODS                 com 911163103  36,737   759,497  X                 759,497
UNIVISION COMMUN.                    com 914906102   5,875   177,969  X                 177,969
US BANCORP                           com 902973304   5,841   211,236  X                 211,236
UTI WORLDWIDE INC.                   com G87210103  27,105   605,963  X                 605,963
VERINT SYSTEMS                       com 92343x100  13,402   433,734  X                 433,734
WAL MART STORES                      com 931142103   7,685   128,749  X                 128,749
WASTE CONNECTIONS                    com 941053100  19,159   481,389  X                 481,389
WOLVERINE WORLD WIDE INC.            com 978097103  25,469 1,055,503  X               1,055,503
XTO ENERGY INC.                      com 98385X106   7,151   283,322  X                 283,322
ZIMMER HOLDINGS                      com 98956P102   8,328   112,879  X                 112,879

                                                 1,390,746
